OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2024
OTHER PAYABLES AND ACCRUED LIABILITIES
Schedule of other payable and accured liabilities
	As of September 30,	As of March 31,
	2024	2024
Loan payable to the third parties	$2,247,260	$2,250,000
Interest payables	132,037	39,167
Deposit	-	50,000
Others	75,394	106,908
Total	$2,454,691	$2,446,075